Deferred income taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred income taxes [Abstract]
Deferred tax assets	$ 0	$ 0
Deferred tax position	0
Money Market Funds and Marketable Securities [Member]
Deferred income taxes [Abstract]
Deferred tax assets	1,100	0
Deferred tax liability	1,100	0
Unused Tax Losses [Member]
Deferred income taxes [Abstract]
Deferred tax assets	$ 102,800	$ 65,000